Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2013
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	May 22, 2013
Document Effective Date	May 22, 2013
Prospectus Date	May 22, 2013

Gotham Enhanced Return Fund
Gotham Enhanced Return Fund
Investment Objective
The Gotham Enhanced Return Fund (the "Fund") seeks long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gotham Enhanced Return Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Gotham Enhanced Return Fund Institutional Class
Management Fees		2.00%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1]	1.62%
Dividend and Interest Expense on Securities Sold Short		1.37%
Other Operating Expenses		0.25%
Total Annual Fund Operating Expenses	[2]	3.62%
Fee Waivers and/or Expense Reimbursements	[2]	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	3.62%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 2.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
Gotham Enhanced Return Fund Institutional Class	364	1,109

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Summary of Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle. Equity securities include common and preferred stocks. Equity-related securities include convertible bonds, convertible preferred stock, warrants and rights. There are no limits on the market capitalizations of the companies in which the Fund may invest. The Fund will principally invest in equity and equity-related securities of U.S. issuers but may invest in equity and equity-related securities of foreign issuers.

The Fund will generally take long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser's analysis of the issuer's financial reports and market valuation. Using a proprietary methodology, securities are analyzed and ranked by the Adviser's research team. Such analysis forms the basis of the Adviser's proprietary database that is used to generate the portfolio. By taking both long and short positions, the Adviser attempts to provide protection in down markets relative to a fund that takes only long positions. The Adviser seeks to maintain the Fund's net equity market exposure (which is the value of the Fund's long positions minus its short positions) in the range of approximately 70-100%. In addition, the Adviser expects that the Fund's gross equity market exposure (which is the value of the Fund's long positions plus its short positions) will range between approximately 180% and 250%. It is anticipated that the Fund will frequently adjust the size of its long and short positions. Accordingly, the Fund may experience a high portfolio turnover rate (over 100%).

The Fund takes short positions by engaging in short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover or offset) its obligations under the short sale. As the seller of a short position, the Fund generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The Fund records interest or dividend expense on its liabilities with respect to securities sold short.

To the extent consistent with the Fund's investment objective, the Adviser also aims to manage the Fund's assets in as tax efficient a manner as practicable, particularly with respect to minimizing capital gains distributions to shareholders. Since short-term capital gains are subject to a higher federal tax rate, the Adviser generally will look to minimize short-term capital gains and offset such gains with short-term capital losses. At the same time, the Adviser generally will look to maximize long-term capital gains and minimize long-term capital losses.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Securities Risk: Equity securities are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company's assets including debt holders. The value of equity securities could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Equity investments risk a loss of all or a substantial portion of the investment.

•  Market Risk: The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

•  Value Style Risk: Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods. Value-oriented investment approaches are subject to the risk that securities believed to be undervalued do not appreciate in value as anticipated or decline in value.

•  Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These types of short sales expenses (sometimes referred to as the "negative cost of carry") negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•  Small and Mid Cap Securities Risk: Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

•  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund.

Performance Information
The Fund's performance information is only shown when the Fund has had a full calendar year of operations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Enhanced Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Enhanced Return Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle. Equity securities include common and preferred stocks. Equity-related securities include convertible bonds, convertible preferred stock, warrants and rights. There are no limits on the market capitalizations of the companies in which the Fund may invest. The Fund will principally invest in equity and equity-related securities of U.S. issuers but may invest in equity and equity-related securities of foreign issuers.

The Fund will generally take long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser's analysis of the issuer's financial reports and market valuation. Using a proprietary methodology, securities are analyzed and ranked by the Adviser's research team. Such analysis forms the basis of the Adviser's proprietary database that is used to generate the portfolio. By taking both long and short positions, the Adviser attempts to provide protection in down markets relative to a fund that takes only long positions. The Adviser seeks to maintain the Fund's net equity market exposure (which is the value of the Fund's long positions minus its short positions) in the range of approximately 70-100%. In addition, the Adviser expects that the Fund's gross equity market exposure (which is the value of the Fund's long positions plus its short positions) will range between approximately 180% and 250%. It is anticipated that the Fund will frequently adjust the size of its long and short positions. Accordingly, the Fund may experience a high portfolio turnover rate (over 100%).

The Fund takes short positions by engaging in short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover or offset) its obligations under the short sale. As the seller of a short position, the Fund generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The Fund records interest or dividend expense on its liabilities with respect to securities sold short.

To the extent consistent with the Fund's investment objective, the Adviser also aims to manage the Fund's assets in as tax efficient a manner as practicable, particularly with respect to minimizing capital gains distributions to shareholders. Since short-term capital gains are subject to a higher federal tax rate, the Adviser generally will look to minimize short-term capital gains and offset such gains with short-term capital losses. At the same time, the Adviser generally will look to maximize long-term capital gains and minimize long-term capital losses.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Securities Risk: Equity securities are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company's assets including debt holders. The value of equity securities could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Equity investments risk a loss of all or a substantial portion of the investment.

•  Market Risk: The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

•  Value Style Risk: Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods. Value-oriented investment approaches are subject to the risk that securities believed to be undervalued do not appreciate in value as anticipated or decline in value.

•  Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund's ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These types of short sales expenses (sometimes referred to as the "negative cost of carry") negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

•  Small and Mid Cap Securities Risk: Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. These transactions will increase the Fund's "portfolio turnover." High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

•  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is only shown when the Fund has had a full calendar year of operations.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.37%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.62%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.62%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	364
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,109

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 2.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 22, 2013